DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0%
	ASSET MANAGEMENT - 4.0%
1,674	Ares Management Corporation, Class A(a)	$ 182,634
1,939	T Rowe Price Group, Inc.	174,781
		357,415
	BANKING - 17.9%
2,960	Citizens Financial Group, Inc.	177,511
3,844	Fifth Third Bancorp(a)	178,592
11,074	Huntington Bancshares Inc	173,308
8,814	KeyCorporation	176,721
852	M&T Bank Corporation(a)	176,125
842	PNC Financial Services Group, Inc. (The)	175,212
6,608	Regions Financial Corporation	172,601
3,794	Truist Financial Corporation	174,410
3,316	US Bancorp	172,465
		1,576,945
	BIOTECH & PHARMA - 5.9%
761	AbbVie, Inc.	165,510
2,888	Bristol-Myers Squibb Company	175,157
6,344	Pfizer, Inc.	178,140
		518,807
	CABLE & SATELLITE - 1.8%
5,666	Comcast Corporation, Class A	162,671

	CONTAINERS & PACKAGING - 1.8%
4,075	Amcor PLC(a)	161,981

	ELECTRIC UTILITIES - 7.6%
576	Constellation Energy Corporation	160,848
2,421	Edison International	177,169
1,165	NRG Energy, Inc.	170,253
1,088	Vistra Corporation	163,559
		671,829
	FOOD - 1.9%
7,485	The Kraft Heinz Company (The)(a)	168,338

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	GAMING REIT - 1.9%
6,094	VICI Properties, Inc.	$ 166,488

	HEALTH CARE FACILITIES & SERVICES - 3.7%
2,287	CVS Health Corporation	164,252
607	UnitedHealth Group, Inc.	164,248
		328,500
	INFRASTRUCTURE REIT - 1.8%
1,978	Crown Castle, Inc.	160,831

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
1,375	State Street Corporation	174,020

	INSURANCE - 9.9%
2,476	MetLife, Inc.	175,103
1,964	Principal Financial Group, Inc.	176,975
861	Progressive Corporation (The)	170,685
1,824	Prudential Financial, Inc.	178,186
2,552	W R Berkley Corporation(a)	169,147
		870,096
	LEISURE FACILITIES & SERVICES - 2.0%
2,405	Restaurant Brands International, Inc.	177,730

	MEDICAL EQUIPMENT & DEVICES - 1.9%
1,947	Medtronic PLC	168,708

	OIL & GAS PRODUCERS - 12.4%
903	Chevron Corporation	186,831
1,307	EOG Resources, Inc.	188,953
1,595	Expand Energy Corporation(a)	175,099
5,236	Kinder Morgan, Inc.	175,563
2,020	ONEOK, Inc.(a)	182,588
1,022	Phillips 66	186,188
		1,095,222

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	RETAIL - CONSUMER STAPLES - 2.0%
1,458	Target Corporation(a)	$ 176,709

	SPECIALTY FINANCE - 1.9%
3,670	Fidelity National Financial, Inc.	170,215

	TECHNOLOGY HARDWARE - 2.0%
9,382	HP, Inc.(a)	180,228

	TECHNOLOGY SERVICES - 7.6%
860	Accenture PLC, Class A	170,530
3,453	Fidelity National Information Services, Inc.	161,980
696	International Business Machines Corporation	168,703
1,843	Paychex, Inc.(a)	169,777
		670,990
	TELECOMMUNICATIONS - 4.1%
6,377	AT&T, Inc.	184,869
3,418	Verizon Communications, Inc.	171,584
		356,453
	TOBACCO & CANNABIS - 2.0%
2,611	Altria Group, Inc.	172,300

	TRANSPORTATION & LOGISTICS - 1.9%
1,718	United Parcel Service, Inc., Class B	169,017

	TOTAL COMMON STOCKS (Cost $8,220,054)	8,655,493

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENTS — 21.8%
COLLATERAL FOR SECURITIES LOANED - 19.9%
1,758,072	Mount Vernon Liquid Assets Portfolio, 3.74% (Cost $1,758,072)(b),(c)	$ 1,758,072

MONEY MARKET FUNDS- 1.9%
169,917	Fidelity Investments Money Market Government Portfolio, Class I, 3.52% (Cost $169,917)(b)	$ 169,917

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,927,989)	1,927,989

	TOTAL INVESTMENTS - 119.8% (Cost $10,148,043)	$ 10,583,482
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.8)%	(1,750,825)
	NET ASSETS - 100.0%	$ 8,832,657

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $1,732,708.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $1,758,072 at March 31, 2026.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1%
	ADVERTISING & MARKETING - 1.9%
20,245	Omnicom Group, Inc.(a)	$ 1,524,651

	AEROSPACE & DEFENSE - 3.7%
10,293	ATI, Inc.(b)	1,497,220
2,496	Lockheed Martin Corporation, Class B	1,508,557
		3,005,777
	APPAREL & TEXTILE PRODUCTS - 1.9%
11,146	Tapestry, Inc.(a)	1,572,812

	BANKING - 4.0%
82,483	KeyCorporation	1,653,783
7,976	M&T Bank Corporation(a)	1,648,799
		3,302,582
	BIOTECH & PHARMA - 8.0%
27,022	Bristol-Myers Squibb Company	1,638,884
11,101	Gilead Sciences, Inc.	1,547,146
6,670	Johnson & Johnson	1,630,415
13,947	Merck & Company, Inc.	1,677,686
		6,494,131
	CABLE & SATELLITE - 3.7%
7,224	Charter Communications, Inc., Class A(a)(b)	1,559,518
53,019	Comcast Corporation, Class A	1,522,175
		3,081,693
	DIVERSIFIED INDUSTRIALS - 1.9%
6,769	Honeywell International, Inc.	1,529,997

	ELECTRIC UTILITIES - 2.0%
22,659	Edison International	1,658,186

	ELECTRICAL EQUIPMENT - 3.9%
7,226	AMETEK, Inc.	1,548,965
5,702	Keysight Technologies, Inc.(b)	1,610,074
		3,159,039

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	ENTERTAINMENT CONTENT - 2.0%
58,281	Warner Bros Discovery, Inc.(b)	$ 1,600,396

	HOUSEHOLD PRODUCTS - 3.7%
16,262	Church & Dwight Company, Inc.(a)	1,517,570
18,087	Colgate-Palmolive Company	1,541,555
		3,059,125
	INDUSTRIAL INTERMEDIATE PROD - 1.9%
2,897	RBC Bearings, Inc.(b)	1,573,419

	INSTITUTIONAL FINANCIAL SERVICES - 3.9%
5,707	Cboe Global Markets, Inc.	1,604,067
5,343	CME Group, Inc.	1,578,055
		3,182,122
	INSURANCE - 4.1%
5,022	Chubb Ltd.	1,636,820
18,376	Principal Financial Group, Inc.	1,655,862
		3,292,682
	MEDICAL EQUIPMENT & DEVICES - 1.9%
24,443	Dexcom, Inc.(b)	1,535,020

	OIL & GAS PRODUCERS - 2.3%
10,693	Exxon Mobil Corporation	1,814,174

	OIL & GAS SERVICES & EQUIPMENT - 2.1%
25,176	TechnipFMC PLC	1,740,417

	RETAIL - CONSUMER STAPLES - 3.7%
11,190	Dollar General Corporation	1,328,589
13,645	Target Corporation(a)	1,653,774
		2,982,363
	RETAIL - DISCRETIONARY - 2.1%
7,614	Ross Stores, Inc.	1,649,421

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	RETAIL REIT - 2.0%
8,550	Simon Property Group, Inc.	$ 1,594,832

	SEMICONDUCTORS - 17.3%
5,077	Analog Devices, Inc.	1,615,197
4,617	Applied Materials, Inc.	1,578,044
6,447	Comcast Corporation	1,535,740
13,951	Entegris, Inc.	1,635,615
7,405	Lam Research Corporation	1,582,152
3,871	Micron Technology, Inc.	1,307,779
27,360	ON Semiconductor Corporation(b)	1,694,130
2,473	Sandisk Corp(b)	1,571,196
5,367	Teradyne, Inc.	1,591,101
		14,110,954
	TECHNOLOGY HARDWARE - 14.1%
4,768	Ciena Corporation(b)	1,851,080
12,301	Corning, Inc.	1,672,567
6,865	Garmin Ltd.	1,592,749
2,412	Lumentum Holdings, Inc.(a)	1,695,057
3,504	Motorola Solutions, Inc.	1,520,631
2,473	Teledyne Technologies, Inc.(b)	1,496,190
6,030	Western Digital Corporation	1,631,055
		11,459,329
	TELECOMMUNICATIONS - 2.0%
31,981	Verizon Communications, Inc.	1,605,446

	TRANSPORTATION & LOGISTICS - 2.0%
4,485	FedEx Corporation	1,597,467

	TRANSPORTATION EQUIPMENT - 2.0%
6,589	Westinghouse Air Brake Technologies Corporation	1,646,657

	TOTAL COMMON STOCKS (Cost $71,108,423)	79,772,692

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENTS — 10.1%
COLLATERAL FOR SECURITIES LOANED - 10.1%
8,168,183	Mount Vernon Liquid Assets Portfolio, 3.74% (Cost $8,168,183)(c),(d)	$ 8,168,183

	TOTAL INVESTMENTS - 108.2% (Cost $79,276,606)	$ 87,940,875
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%	(6,678,897)
	NET ASSETS - 100.0%	$ 81,261,978

Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $8,120,919.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2026.
(d)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $8,168,183 at March 31, 2026.